Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,167,980	$ 1,079,087
Grant funds receivable	183,515	474,275
Prepaid expenses and other current assets	66,508	48,830
Total current assets	1,418,003	1,602,192
Property and equipment, net of accumulated depreciation and amortization	176,206	248,441
Other assets:
Licenses, net of accumulated amortization of $208,933 and $184,047 at December 31, 2011 and 2010 respectively	39,923	64,809
Deferred offering costs		430,402
Deposits and other assets	11,010	11,990
Total other assets	50,933	507,201
Total assets	1,645,142	2,357,834
Current liabilities:
Accounts payable	138,339	96,892
Accrued expenses	125,869	241,736
Amounts payable to Emory University (a related party)	677,327	182,980
Total current liabilities	941,535	521,608
Commitments (Note 4)
Stockholders’ equity:
Common stock, $.001 par value, 40,000,000 shares authorized; 16,442,611 and 15,654,846 shares issued and outstanding at December 31, 2011 and 2010, respectively	16,443	15,655
Additional paid-in capital	23,319,166	22,105,747
Deficit accumulated during the development stage	(22,632,002)	(20,285,176)
Total stockholders’ equity	703,607	1,836,226
Total liabilities and stockholders’ equity	$ 1,645,142	$ 2,357,834